General Information and Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2021
Disclosure of voluntary change in accounting policy [line items]
Accounting period
a)	Accounting period
The condensed consolidated financial statements are referred as of June 30, 2021 and December 31, 2020 and comprise the six-month periods ended June 31, 2021 and 2020.
New and revised accounting pronouncements introduced by IASB
b)	New and revised accounting pronouncements introduced by IASB
1.New Standards and interpretations effective for annual periods beginning on or after 1 January 2020

1.1) Covid-19-Related Rent Concessions beyond 30 June 2021 amendment to IFRS 16.

On June 30, 2021 the Board issued Covid-19-Related Rent Concessions beyond 30 June 2021 which extended the availability of the practical expedient in IFRS 16 (the 2021 amendment), that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification by one year. The 2021 amendment resulted applying to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2022, provided the other conditions for applying the practical expedient are met.

The amendment is effective for annual reporting periods beginning on or after 1 April 2021.

The adoption of the amendment did not have a significant impact on the Consolidated Financial Statements since to date there have been no significant changes on current contracts to make use of this amendment.

2.New Standards and interpretation issued, but not yet effective

2.1)	Sale or Contribution of assets between an investor and its Association or Joint Business (amendments to IFRS 10 and IAS 28)

The amendments to IFRS 10 and IAS 28 address situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments provide that gains or losses, resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or joint venture, accounted for using the equity method are recognized in the parent's profit or loss only to the extent of the unrelated investors' interests in that associate or joint venture. Similarly, gains or losses resulting from the remeasurement to fair value of investments held in a former subsidiary (which has become an associate or joint venture that is accounted for using the equity method) are recognized in the results of the former parent only to the extent of the unrelated investors' interests in the new associate or joint venture.

The effective date of the amendments was initially from January 1, 2016, however the IASB on December 17, 2015 indefinitely postponed their entry into force.

The Bank's Management will evaluate the potential impacts of these amendments, once the new implementation date for these amendments is announced.

2.2)	Amendment to IAS 1 "Presentation of Financial Statements" - Classification of liabilities as current or non-current

On January 23, 2020, the IASB published the amendment to IAS 1, which addresses the classification of liabilities and clarifies their presentation as current or non-current. This amendment applies as of January 1, 2023 retroactively and its early application is permitted.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

Among the modifications are the following:

• An entity shall classify a liability as current when it does not have a right to postpone its liquidation for at least twelve months following the date of the reporting period. The amendment removes the factor of "unconditionality" from this right.

• The right to defer settlement of the liability must have substance and must exist at the end of the reporting period. If this right is subject to the entity that covers any condition, such right only exists if it is effectively fulfilled by fulfilling these conditions at the end of the reporting period and can be classified as non-current. The entity must comply with these conditions, although the counterparty does not carry out a testing of these.

• The classification of the liability will not be affected by the probability that the entity exercises its right to defer its settlement. Therefore, if the liability meets the non-current condition specified in the standard, it will be classified as non-current, even if the entity plans to liquidate it in less than 12 months from the period in which it is reported or between the periods in which it is reported. And the one that is reported to the regulator. If any of the above cases occurs, it must be disclosed in the Financial Statements to understand the impact of the entity's financial position.

• The liability is understood as liquid when the entity extinguishes the obligation to control its effective counterparty, other economic resources, or its own equity instruments.

The Bank's Management is currently assessing the potential impact of the adoption of these amendments on the Consolidated Financial Statements.

2.3)Amendments to IFRS 3 to update a reference to the Conceptual Framework

On May 14, 2020, the IASB published, amendments to IFRS 3 'Business Combinations' that update an outdated reference in IFRS 3 without significantly changing its requirements.

The changes in Reference to the Conceptual Framework (Amendments to IFRS 3):

-	update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework;
-	add to IFRS 3 a requirement that, for transactions and other events within the scope of IAS 37 or IFRIC 21, an acquirer applies IAS 37 or IFRIC 21 (instead of the Conceptual Framework) to identify the liabilities it has assumed in a business combination; and
-	add to IFRS 3 an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

The amendments published are effective for annual periods beginning on or after 1 January 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier.

The adoption of the amendment will not have material impacts on the Consolidated Financial Statements.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

2.4)	Amendments to IAS 16 'Property, Plant and Equipment — Proceeds before Intended Use

On May 14, 2020, the IASB published amendments to IAS 16 regarding proceeds from selling items produced while bringing an asset into the location and condition necessary for it to be capable of operating in the manner intended by management.

Amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss.

The amendments is effective for annual periods beginning on or after 1 January 2022. Early application is permitted

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

2.5)	Amendments to IAS 37 'Onerous Contracts — Cost of Fulfilling a Contract

On May 14, 2020, the IASB published 'Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37) amending the standard regarding costs a company should include as the cost of fulfilling a contract when assessing whether a contract is onerous.

The changes in Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37) specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).

The amendments published today are effective for annual periods beginning on or after 1 January 2022. Early application is permitted.

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

2.6)	Annual improvements to IFRS standards 2018–2020

On May 14, 2020, the IASB published Annual Improvements to IFRS Standards 2018–2020 makes amendments to the following standards:

IFRS 1 First-time Adoption of International Financial Reporting Standards - Subsidiary as a first-time adopter. The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRSs.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

IFRS 9 Financial Instruments - Fees in the ‘10 per cent’ test for derecognition of financial liabilities. The amendment clarifies which fees an entity includes when it applies the ‘10 per cent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognize a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

IFRS 16 Leases - Lease incentives. The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise because of how lease incentives are illustrated in that example.

IAS 41 Agriculture - Taxation in fair value measurements. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13.

The amendments to IFRS 1, IFRS 9, and IAS 41 published today are all effective for annual periods beginning on or after 1 January 2022. Early application is permitted.

The amendment to IFRS 16 only regards an illustrative example, so no effective date is stated.

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

2.8) Disclosure of Accounting Policies, which amends IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements.

On february 12, 2021, the International Accounting Standards Board (IASB) issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' with amendments that are intended to help preparers in deciding which accounting policies to disclose in their financial statements.

The amendments are applied prospectively. The amendments to IAS 1 are effective for annual periods beginning on or after 1 January 2023. Earlier application is permitted. Once the entity applies the amendments to IAS 1, it is also permitted to apply the amendments to IFRS Practice Statement 2.

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

2.9) Definition of Accounting Estimates amendments to IAS 8.

On february 12, 2021, the Board issued Definition of Accounting Estimates, which amended IAS 8. The amendments introduced the definition of accounting estimates and included other amendments to IAS 8 to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendment makes the distinction between how an entity should present and disclose different types of accounting changes in its financial statements. Changes in accounting policies must be applied retrospectively while changes in accounting estimates are accounted for prospectively.

Note 1 – General Information and Summary of Significant Accounting Policies, continued

The amendments are effective for annual periods beginning on or after 1 January 2023 and changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted.

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

2.10)Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)

On may 7, 2021, the International Accounting Standards Board (IASB) published 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' that clarify how companies account for deferred tax on transactions such as leases and decommissioning obligations.

The main change in deferred tax related to assets and liabilities arising from a single transaction (Amendments to IAS 12) is an exemption from the initial recognition exemption provided for in IAS 12.15 (b) and IAS 12.24. Consequently, the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.

The amendment is effective for annual reporting periods beginning on or after January 1, 2023. Early application is permitted.

The Bank's Management is currently evaluating the potential impact of the adoption of these amendments in its Consolidated Financial Statements.

Accounting changes	c) Accounting changes No new accounting pronouncements have been adopted in the period ended June 30, 2021 in the condensed consolidated financial statements.